Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities
The Group’s financial instruments were classified according to the following categories:

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	-
Commodity forward contracts	-	114,861
Derivative financial instruments	-	40,410
Restricted cash	139,202	-

Total	2,847,742	155,271

Liabilities:
Trade payables	2,578,248	-
Lease liabilities	184,419	-
Borrowings	965,475	-
Obligations to FIAGRO quota holders	150,018	-
Payables for the acquisition of subsidiaries	275,209	-
Derivative financial instruments	-	44,008
Salaries and social charges	223,376
Commodity forward contracts	-	207,067
Dividends payable	1,619	-
Warrant liabilities	-	36,446
Liability for FPA Shares	139,133	-

Total	4,517,497	287,521

	2022
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	1,834,353	-
Commodity forward contracts	-	32,800
Derivative financial instruments	-	7,677
Restricted cash	1,344	-

Total	1,835,697	40,477

Liabilities:
Trade payables	2,301,700	-
Lease liabilities	155,253	-
Borrowings	710,552	-
Payables for the acquisition of subsidiaries	164,431	-
Derivative financial instruments	-	7,121
Salaries and social charges	187,285	-
Commodity forward contracts	-	27,038
Dividends payable	411	-

Total	3,519,632	34,159

Disclosure of financial assets
The Group’s financial instruments were classified according to the following categories:

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	-
Commodity forward contracts	-	114,861
Derivative financial instruments	-	40,410
Restricted cash	139,202	-

Total	2,847,742	155,271

Liabilities:
Trade payables	2,578,248	-
Lease liabilities	184,419	-
Borrowings	965,475	-
Obligations to FIAGRO quota holders	150,018	-
Payables for the acquisition of subsidiaries	275,209	-
Derivative financial instruments	-	44,008
Salaries and social charges	223,376
Commodity forward contracts	-	207,067
Dividends payable	1,619	-
Warrant liabilities	-	36,446
Liability for FPA Shares	139,133	-

Total	4,517,497	287,521

	2022
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	1,834,353	-
Commodity forward contracts	-	32,800
Derivative financial instruments	-	7,677
Restricted cash	1,344	-

Total	1,835,697	40,477

Liabilities:
Trade payables	2,301,700	-
Lease liabilities	155,253	-
Borrowings	710,552	-
Payables for the acquisition of subsidiaries	164,431	-
Derivative financial instruments	-	7,121
Salaries and social charges	187,285	-
Commodity forward contracts	-	27,038
Dividends payable	411	-

Total	3,519,632	34,159